Offerings - Offering: 1	May 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, US$0.0000025 par value per share
Amount Registered | shares	5,562,500
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 27,812,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,840.91
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Includes the ordinary shares that the underwriters have the option to purchase to cover any over-allotments.

Pursuant to Rule 416 under the Securities Act, there is also being registered hereby such indeterminate number of additional ordinary shares of the Registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.